Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Operating Leases	The components of operating lease expense were as follows:

For the Year Ended December 31, 2019
Operating lease cost	$1,108
Short-term operating lease cost	36
Total operating lease cost	1,144

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases was as follows:

For the Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities	$1,007
ROU assets obtained in exchange for lease obligations	103

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to operating leases was as follows:

	Balance Sheet Classification	Balance at December 31, 2019
Assets:
Right-of-use assets	Other assets - net	$1,903

Liabilities:
Current	Accrued expenses	$967
Noncurrent	Other long-term liabilities	1,487

Total operating lease liabilities		$2,454

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities were as follows:

Maturity of Operating Lease Liabilities	Balance at December 31, 2019
2020	$1,064
2021	509
2022	216
2023	160
2024	159
2025 and beyond	716
Total future minimum lease payments	2,824

Less imputed interest	(370)

Total operating lease liabilities	$2,454

Future Minimum Lease Commitments Under Non-Cancelable Operating Leases Prior to Adoption of ASC 842
As previously disclosed in our 2018 Annual Report on Form
10-K/A,
which followed the lease accounting under Topic 840, future commitments relating to operating leases for the five years and period thereafter as of December 31, 2018 were as follows:

Maturity of Operating Lease Liabilities	Balance at December 31, 2018
2019	$523
2020	394
2021	277
2022	162
2023	166
2024 and beyond	882
Total future minimum lease payments	$2,404